Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Separate account assets	$ 248,949	$ 219,063
Separate account liabilities	248,949	219,063
GMWB reserve liability	2,626	5,592
GMWB with guaranteed payments reserve liability	196	181
Lifetime income rider liability	37	18
Group variable annuity contract deposit
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Separate account assets	$ 390	$ 365
Discount Rate Period, 2020 And Later Issues | Measurement Input, Discount Rate
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Discount rate	7.15%	7.15%
Discount Rate Period, 2013 Through 2019 Issues | Measurement Input, Discount Rate
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Discount rate	7.40%	7.40%
Discount Rate Period, 2012 And Prior Issues | Measurement Input, Discount Rate
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Discount rate	8.40%	8.40%
GMDB
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Investment performance rate	7.15%	7.15%
GMDB | Minimum
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Mortality rate	38.00%	38.00%
Lapse rate	0.30%	0.30%
GMDB | Maximum
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Mortality rate	100.00%	100.00%
Lapse rate	27.90%	27.90%
GMIB
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
GMIB reserves before reinsurance	$ 78	$ 87
Insurance benefits | Measurement Input, Discount Rate
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Measurement input	0.030	0.055